Common Stock And Preferred Stock (Narrative) (Detail) (USD $)	1 Months Ended	3 Months Ended												12 Months Ended
	Oct. 09, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock And Preferred Stock [Line Items]
Common stock, shares authorized		150,000,000				150,000,000								150,000,000	150,000,000
Common stock, par value		$ 0.01				$ 0.01								$ 0.01	$ 0.01
Common stock, shares outstanding		44,946,161												44,946,161
Cash dividends paid														$ 22.9	$ 24.3	$ 2.5
Dividends per common share declared and paid		$ 0.1250	$ 0.1250	$ 0.1250	$ 0.1250	$ 0.1250	$ 0.1250	$ 0.1250	$ 0.1250	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.50	$ 0.50	$ 0.05
Dividends declared, date														Jan. 31, 2013
Dividends declared, amount per share		$ 0.125												$ 0.125
Dividends payable, date														Feb. 25, 2013
Dividends payable, date of record														Feb. 11, 2013
Stock repurchased during period, shares														1,455,111	4,280,000
Stock repurchased during period, value														99,900,000	196,100,000	0
Remaining stock authorized under stock buyback program														550,100,000
Buyback authorization amount	$ 650,000,000